UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center, 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zach Stout
Title:     Chief Compliance Officer
Phone:     (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    Zach Stout     San Francisco, CA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,700,041 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101   112191  3465900 SH       SOLE                  3465900        0        0
AMAZON COM INC                 COM              023135106    74830   327700 SH       SOLE                   327700        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    60976   872200 SH       SOLE                   872200        0        0
APPLE INC                      COM              037833100    88184   151000 SH       SOLE                   151000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106    64161  2696960 SH       SOLE                  2696960        0        0
BAIDU INC                      SPON ADR REP A   056752108    23456   204000 SH       SOLE                   204000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    56402  5132117 SH       SOLE                  5132117        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104   107721  2172227 SH       SOLE                  2172227        0        0
CITRIX SYS INC                 COM              177376100   130848  1558824 SH       SOLE                  1558824        0        0
COMMVAULT SYSTEMS INC          COM              204166102    24091   486000 SH       SOLE                   486000        0        0
CROWN CASTLE INTL CORP         COM              228227104    16307   278000 SH       SOLE                   278000        0        0
E M C CORP MASS                COM              268648102    20678   806800 SH       SOLE                   806800        0        0
EQUINIX INC                    COM NEW          29444U502    16160    92000 SH       SOLE                    92000        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108     3830  1000000 SH  CALL SOLE                  1000000        0        0
GAMESTOP CORP NEW              CL A             36467W109    22216  1210000 SH  CALL SOLE                  1210000        0        0
GOOGLE INC                     CL A             38259P508   102208   176200 SH       SOLE                   176200        0        0
IHS INC                        CL A             451734107    15136   140500 SH       SOLE                   140500        0        0
ISHARES TR                     RUSSELL 2000     464287655    47736   600000 SH  CALL SOLE                   600000        0        0
LINKEDIN CORP                  COM CL A         53578A108    54145   509500 SH       SOLE                   509500        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   138154  2871624 SH       SOLE                  2871624        0        0
NETSUITE INC                   COM              64118Q107    51215   935100 SH       SOLE                   935100        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    62747  2634200 SH       SOLE                  2634200        0        0
PRICELINE COM INC              COM NEW          741503403    67582   101700 SH       SOLE                   101700        0        0
QLIK TECHNOLOGIES INC          COM              74733T105    61978  2801915 SH       SOLE                  2801915        0        0
QUALCOMM INC                   COM              747525103    19488   350000 SH       SOLE                   350000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    44761  1810000 SH  CALL SOLE                  1810000        0        0
VMWARE INC                     CL A COM         928563402   116622  1281000 SH       SOLE                  1281000        0        0
WESTERN DIGITAL CORP           COM              958102105    44196  1450000 SH  CALL SOLE                  1450000        0        0
YANDEX N V                     SHS CLASS A      N97284108    52022  2730805 SH       SOLE                  2730805        0        0